Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting policies [Abstract]
Schedule of finite lived intangible assets
Intangible assets/liabilities	Years
Trade names	10
Software	10
Fair value of above market acquired drilling contracts	Over remaining contract term
Fair value of below market acquired drilling contracts	Over remaining contract term